Loss Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Loss Per Share [Abstract]
Loss Per Share

Note 8 - Loss Per Share

During the three months ended March 31, 2022 and 2021, we used the two-class method to compute net loss per share because we issued securities other than common stock that is economically equivalent to a common share in that the class of stock has the right to participate in dividends should a dividend be declared payable to holders of Akerna common stock. These participating securities were the Exchangeable Shares issued by our wholly owned subsidiary in exchange for interest in Ample. The two-class method requires earnings for the period to be allocated between common stock and participating securities based on their respective rights to receive distributed and undistributed earnings. Under the two-class method, for periods with net income, basic net income per common share is computed by dividing the net income attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period. Net income attributable to common stockholders is computed by subtracting from net income the portion of current period earnings that the participating securities would have been entitled to receive pursuant to their dividend rights had all of the period's earnings been distributed. No such adjustment to earnings is made during periods with a net loss, as the holders of the Exchangeable Shares have no obligation to fund losses.

Diluted net loss per common share is calculated under the two-class method by giving effect to all potentially dilutive common stock, including warrants, restricted stock awards, restricted stock units, and shares of common stock issuable upon conversion of our Convertible Notes. We analyzed the potential dilutive effect of any outstanding convertible securities under the "if-converted" method, in which it is assumed that the outstanding Exchangeable Shares and Convertible Notes are converted to shares of common stock at the beginning of the period or date of issuance, if later. We report the more dilutive of the approaches (two-class or "if-converted") as the diluted net loss per share during the period. The dilutive effect of unvested restricted stock awards and restricted stock units is reflected in diluted loss per share by application of the treasury stock method and is excluded when the effect would be anti-dilutive.

The weighted-average number of shares outstanding used in the computation of diluted earnings per share does not include the effect of potential outstanding common shares that would have been anti-dilutive for the period.

The table below details potentially outstanding shares on a fully diluted basis that were not included in the calculation of diluted earnings per share:

	As of March 31,
	2022	2021
Shares issuable upon exchange of Exchangeable Shares	306,852	1,647,287
Shares of common stock issuable upon conversion of Convertible Notes	12,370,370	612,609
Warrants	5,813,804	5,813,804
Unvested restricted stock units	627,840	664,258
Unvested restricted stock awards	6,679	33,062
Total	19,125,545	8,771,020

Note 12 - Loss Per Share

During the year ended December 31, 2021, we used the two-class method to compute net loss per share because we issued securities other than common stock that is economically equivalent to a common share in that the class of stock has the right to participate in dividends should a dividend be declared payable to holders of Akerna common stock. These participating securities were the Exchangeable Shares issued by our wholly owned subsidiary in exchange for interest in Ample. The two-class method requires earnings for the period to be allocated between common stock and participating securities based on their respective rights to receive distributed and undistributed earnings. Under the two-class method, for periods with net income, basic net income per common share is computed by dividing the net income attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period. Net income attributable to common stockholders is computed by subtracting from net income the portion of current period earnings that the participating securities would have been entitled to receive pursuant to their dividend rights had all of the period's earnings been distributed. No such adjustment to earnings is made during periods with a net loss, as the holders of the Exchangeable Shares have no obligation to fund losses.

Diluted net loss per common share is calculated under the two-class method by giving effect to all potentially dilutive common stock, including warrants, restricted stock awards, restricted stock units, and shares of common stock issuable upon conversion of our Convertible Notes. We analyzed the potential dilutive effect of any outstanding convertible securities under the "if-converted" method, in which it is assumed that the outstanding Exchangeable Shares and Convertible Notes are converted to shares of common stock at the beginning of the period or date of issuance, if later. We report the more dilutive of the approaches (two-class or "if-converted) as the diluted net loss per share during the period. The dilutive effect of unvested restricted stock awards and restricted stock units is reflected in diluted loss per share by application of the treasury stock method and is excluded when the effect would be anti-dilutive.

The weighted-average number of shares outstanding used in the computation of diluted earnings per share does not include the effect of potential outstanding common shares that would have been anti-dilutive for the period. The table below details potentially outstanding shares on a fully diluted basis that were not included in the calculation of diluted earnings per share:

	December 31, 2021	December 31, 2020
Shares issuable upon exchange of Exchangeable Shares	309,286	2,667,349
Warrants	5,813,804	5,813,804
Restricted Stock Units	683,767	694,512
Restricted Stock Awards	32,394	64,289
Shares of common stock issuable in upon conversion of Convertible Notes	12,484,395	1,319,368
Total	19,323,646	10,559,322